Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	$ (467,711)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(391,723)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(687,057)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(159,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	(133,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	(234,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	(10,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	(73,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	(10,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	(30,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	121,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	106,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 13	199,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 14	85,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 15	138,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 16	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 17	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 18	$ 0